Income tax credit - Reconciliation of total tax credit/(expense) (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of the total tax expense
Loss before income tax		£ (130,724,000)	£ (32,574,000)	£ (149,623,000)
Loss before tax multiplied by weighted average UK corporation tax rate of 25.0% (2023: 20.5% - UK corporation tax rate; 2022: 19.0% - weighted average US federal corporate income tax rate)		32,681,000	6,678,000	28,428,000
Tax effects of:
Adjustment in respect of previous years		(82,000)	(491,000)	512,000
Expenses not deductible for tax purposes		(13,287,000)	(2,650,000)	(1,197,000)
Irrecoverable foreign tax credits		(1,747,000)	(572,000)	(625,000)
Impact of change in UK Corporation tax rate			931,000	6,995,000
Total income tax credit		£ 17,565,000	£ 3,896,000	£ 34,113,000
US
Tax effects of:
Corporate tax rate				19.00%
UK
Tax effects of:
Corporate tax rate	25.00%	25.00%	20.50%	19.00%
Deferred tax rate			25.00%